Accrued liabilities - Schedule of Accrued Liabilities (Detail) - CAD ($) $ in Thousands	Mar. 28, 2026	Mar. 29, 2025
Accrued Liabilities, Current [Abstract]
Compensation related accruals	$ 3,143	$ 2,641
Interest and bank fees	1,548	783
Accrued property and equipment additions	536	657
Sales return provision	168	226
Professional and other service fees	827	1,025
Other	1,262	721
Total accrued liabilities	$ 7,484	$ 6,053